Summary of Significant Accounting Policies - Schedule of Revenue Recognized on Gross Basis Versus Net Basis (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue Recognized on Gross Basis Versus Net Basis [Line Items]
Total revenues	$ 11,122,585	$ 6,111,141	$ 437,970
Gross basis [Member]
Schedule of Revenue Recognized on Gross Basis Versus Net Basis [Line Items]
Total revenues	11,122,585	5,850,263	437,970
Net basis [Member]
Schedule of Revenue Recognized on Gross Basis Versus Net Basis [Line Items]
Total revenues		$ 260,878